Share Capital and Warrant Reserve - Summary of Changes in Share Purchase Warrants (Details) - $ / shares	12 Months Ended
	Jul. 31, 2020		Jul. 31, 2019		Jul. 31, 2018
Statement Line Items [Line Items]
Number of Warrants, Balance	210,266		201,495		100,581
Number of Warrants, Exercised on Warrant Incentive Program (Note 7(b)(iii))					(6,810)
Number of Warrants, Granted on Warrant Incentive Program (Note 7(b)(iii))					3,405
Number of Warrants, Granted on Brokered Unit Offering (Note 7(b)(iv))					144,408
Number of Warrants, Granted from conversion of Notes (Note 7(b)(v))					3,561
Number of Warrants, Granted from conversion of Convertible Notes (Note 7(b)(xii))			22,488
Number of Warrants, Exercised Brokered Unit Offering (Note 7(b)(xii))			(3,333)
Number of Warrants, Expired during the year	(31,738)	[1]	(10,384)	[2]	(43,650)	[3]
Number of Warrants, Balance	178,528		210,266		201,495
Weighted Average Exercise Price, Balance	$ 54		$ 57		$ 90
Weighted Average Exercise Price, Exercised on Warrant Incentive Program (Note 7(b)(iii))					42
Weighted Average Exercise Price, Granted on Warrant Incentive Program (Note 7(b)(iii))					60
Weighted average exercise price, granted on brokered unit offering					42
Weighted Average Exercise Price, Granted from conversion of Notes (Note 7(b)(v))					42
Weighted Average Exercise Price, Granted from conversion of Convertible Notes (Note 7(b)(xii))			42
Weighted Average Exercise Price, Exercised Brokered Unit Offering (Note 7(b)(xii))			42
Weighted Average Exercise Price, Expired during the year	105	[1]	105	[2]	(78)	[3]
Weighted Average Exercise Price, Balance	$ 44		$ 54		$ 57
Compensation Warrants [Member]
Statement Line Items [Line Items]
Number of Warrants, Balance	15,773		15,773		3,358
Number of Warrants, Grant on brokered private placement (Note 7(b)(iv))					8,711
Number of Warrants, Grant from placement of Convertible Notes (Note 6)					4,167
Number of Warrants, Expired during the year	(1,983)	[4]			(463)	[5]
Number of Warrants, Balance	13,790		15,773		15,773
Weighted Average Exercise Price, Balance	$ 45		$ 45		$ 60
Weighted Average Exercise Price, Grant on brokered private placement (Note 7(b)(iv))					42
Weighted Average Exercise Price, Grant from placement of Convertible Notes (Note 6)					42
Weighted Average Exercise Price, Expired during the year	60	[4]			(60)	[5]
Weighted Average Exercise Price, Balance	$ 45		$ 45		$ 45

[1]	During the year ended July 31, 2020, 31,738 warrants with a fair value of $533,334 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[2]	During the year ended July 31, 2019, 10,384 warrants with a fair value of $269,282 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[3]	During the year ended July 31, 2018, 43,650 warrants with a fair value of $679,039 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[4]	During the year ended July 31, 2019, 1,983 compensation warrants with a fair value of $65,198 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[5]	During the year ended July 31, 2018, 463 compensation warrants with a fair value of $15,418 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit